Related Party Transactions (Details Textual)			1 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2005 Agreement of Seedling Land with ZTC [Member] USD ($) acre	Mar. 31, 2005 Agreement of Seedling Land with ZTC [Member] CNY	Dec. 31, 2013 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2012 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2010 Agreement of Seedling Land with ZTC [Member]	Mar. 25, 2005 Agreement of Seedling Land with ZTC [Member]	Nov. 15, 2011 Store Lease [Member] USD ($)	Nov. 15, 2011 Store Lease [Member] CNY	Dec. 31, 2008 Store Lease [Member] USD ($)	Dec. 31, 2008 Store Lease [Member] CNY	Dec. 31, 2013 Store Lease [Member] USD ($)	Dec. 31, 2012 Store Lease [Member] USD ($)	Dec. 31, 2011 Store Lease [Member]	Dec. 03, 2008 Store Lease [Member]	Jan. 31, 2010 Office Lease [Member] USD ($)	Jan. 31, 2010 Office Lease [Member] CNY	Dec. 31, 2013 Office Lease [Member] USD ($)	Dec. 31, 2012 Office Lease [Member] USD ($)	Jan. 01, 2010 Office Lease [Member]	Jul. 31, 2012 JSJ Lease [Member] USD ($) sqm	Jul. 31, 2012 JSJ Lease [Member] CNY	Dec. 31, 2013 JSJ Lease [Member] USD ($)	Jul. 01, 2012 JSJ Lease [Member]	Dec. 31, 2011 Yew Pharmaceutical [Member] USD ($)	Jan. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Jan. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] CNY	Dec. 31, 2013 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2012 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Jan. 09, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member]	Jan. 31, 2010 Kairun [Member] Technology Agreement [Member] USD ($)	Jan. 31, 2010 Kairun [Member] Technology Agreement [Member] CNY	Dec. 31, 2013 ZTC [Member] USD ($)	Dec. 31, 2012 ZTC [Member] USD ($)	Dec. 31, 2011 ZTC [Member] USD ($)	Dec. 31, 2013 Zhiguo Wang [Member] USD ($)	Dec. 31, 2012 Zhiguo Wang [Member] USD ($)
Related Party Transactions (Textual)
Agreement expiration date								Mar. 24, 2035								Dec. 03, 2011					Dec. 31, 2025				Jun. 30, 2015						Jan. 09, 2020
Agreement expiration period			30 years	30 years							3 years	3 years					15 years	15 years				3 years	3 years				10 years	10 years				2 years	2 years
Cultivation price per metric ton																											$ 158,000	1,000,000
Sales																													1,550,458	1,012,684
Revenues																													0	1,603
Purchase from related party																																		0	121,047
Accounts payable, related parties, current
Leased area of land (Metric acre "Mu")			361	361
Accounts receivable, related parties, current																													377,821	284,986
Leased Area																						30	30
Subsequent period for which company required to make full payment for land use rights in advance							5 years
Annual payments under operating lease			26,000	162,450					2,500	15,000	2,000	12,000					2,000	15,000				1,600	10,000
Operating Leases, rent expense					26,209	25,705							2,517	2,468					2,420	2,373				1,613
Prepaid expenses - related party	34,031	60,245																																33,212	57,870		819
Due to related parties	4,850,637	47,876																																4,802,911			47,726	45,976
Utilities, property insurance, real estate tax, association dues and certain other expenses																																					10,336	11,024
Renewed agreement expiration period									3 years	3 years
Renewed agreement expiration date															Dec. 01, 2014
Payment made under agreement																																$ 32,000	200,000
Description of used office space																																					The space provided by Mr. Wang to use as principal executive offices is less than 500 square feet
Description of estimated rent for an equivalent executive office																																					The Company estimates that the market value of a gross and full service lease for an equivalent executive office rent in the same geographic area is approximately $800 to $1,000 per month